Share-based compensation - Share Option Activity 2007 Plan and 2015 Long Term Incentive Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Aggregate Intrinsic Value
Recognized share-based compensation expense	$ 1,788,297	$ 2,031,330	$ 1,762,927
Employee Stock Option [Member]
Aggregate Intrinsic Value
Recognized share-based compensation expense	$ 0	$ 0	0
2007 Plan [Member]
Number of Options
Granted	0	0
Exercised	0
Forfeited	0
Expired	60,000
Weighted Average Exercise Price
Granted	$ 0
Exercised	0
Forfeited	0
Expired	$ 1.085
Weighted Remaining Contractual Life (Years)
Granted	0 years
Exercised	0 years
Forfeited	0 years
Aggregate Intrinsic Value
Granted	$ 0
Exercised	0
Forfeited	0
Expired	0
Total fair value of options vested	$ 0	$ 0	0
Common stock, closing share price	$ 0.32
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding		60,000
Weighted Average Exercise Price
Outstanding		$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding		6 months
Aggregate Intrinsic Value
Outstanding		$ 900
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding		100,000
Outstanding and Exercisable, December 31, 2021	100,000
Weighted Average Exercise Price
Outstanding		$ 1.64
Outstanding and Exercisable, December 31, 2021	$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding		1 year 10 months 13 days
Outstanding and Exercisable, December 31, 2021	10 months 13 days
Aggregate Intrinsic Value
Outstanding		$ 0
Outstanding and Exercisable, December 31, 2021	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding		39,400
Outstanding and Exercisable, December 31, 2021	39,400
Weighted Average Exercise Price
Outstanding		$ 1.21
Outstanding and Exercisable, December 31, 2021	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding		3 years 6 months
Outstanding and Exercisable, December 31, 2021	2 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 0
Outstanding and Exercisable, December 31, 2021	$ 0
2015 Plan [Member]
Number of Options
Granted	0	0
Aggregate Intrinsic Value
Exercised	$ 0
Forfeited	0
Total fair value of options vested	$ 0	$ 0	$ 0
Common stock, closing share price	$ 0.32
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 0
2015 Plan [Member] | 1.71 (exercise price) [Member]
Number of Options
Outstanding		2,796,734
Outstanding and Exercisable, December 31, 2021	2,796,734
Weighted Average Exercise Price
Outstanding		$ 1.71
Outstanding and Exercisable, December 31, 2021	$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding		4 years 6 months
Outstanding and Exercisable, December 31, 2021	3 years 6 months
Aggregate Intrinsic Value
Outstanding		$ 0
Outstanding and Exercisable, December 31, 2021	$ 0